Derivative Instruments - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2012	May 23, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 $370,000 Credit Facility	Jun. 29, 2012 $370,000 Credit Facility	Dec. 31, 2012 $350,000 Credit Facility	Dec. 31, 2012 Interest Rate Swap
Debt Instrument [Line Items]
Number of Interest rate swaps			14
Number of Partnership's interest rate swaps expired							9
Number of interest rate swap agreements terminated						1		1
Number of interest rate swap agreements partially terminated								1
Interest rate swaps amount held									$ 59,084
Amount of swap agreement termination			20,500
Number of swap agreements remaining			3
Interest rate swap not qualifying as cashflow hedge, amount to be amortized from OCL to Partnership' s Consolidated Statements of Comprehensive (Loss) / Income	1,400	50
Amortization of gain/loss included in Accumulated OCI due to ineffectiveness			1,087
Change of the fair value of certain swap agreements			$ 1,448	$ 2,310	$ 0